Variable Portfolio – Managed Risk Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Risk Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 54.9%
	Shares	Value ($)
International 16.6%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,055,617	18,040,503
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	1,972,158	24,356,148
Total		42,396,651
U.S. Large Cap 36.1%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	137,779	17,298,099
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	657,379	17,131,291
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	1,109,664	57,358,559
Total		91,787,949
U.S. Small Cap 2.2%
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	75,573	2,765,197
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	67,742	2,751,015
Total		5,516,212
Total Equity Funds (Cost $78,406,416)		139,700,812

Exchange-Traded Equity Funds 2.0%

U.S. Mid Cap 2.0%
iShares Core S&P Mid-Cap ETF	78,000	5,090,280
Total Exchange-Traded Equity Funds (Cost $4,072,106)		5,090,280

Exchange-Traded Fixed Income Funds 6.0%

Investment Grade 6.0%
iShares Core U.S. Aggregate Bond ETF	43,000	4,310,750
iShares iBoxx $ Investment Grade Corporate Bond ETF	20,170	2,248,350
Vanguard Intermediate-Term Corporate Bond ETF	36,350	3,057,399
Vanguard Total Bond Market ETF	74,500	5,540,565
Total		15,157,064
Total Exchange-Traded Fixed Income Funds (Cost $14,522,471)		15,157,064

Fixed Income Funds 29.3%
	Shares	Value ($)
Investment Grade 29.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	4,221,802	35,969,757
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	3,991,801	38,520,876
Total		74,490,633
Total Fixed Income Funds (Cost $82,039,600)		74,490,633

Residential Mortgage-Backed Securities - Agency 5.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/16/2040- 10/14/2055	3.000%	1,466,000	1,311,322
10/16/2040- 10/14/2055	3.500%	3,165,000	2,913,376
10/16/2040- 10/14/2055	4.000%	3,548,000	3,371,199
10/14/2055	4.500%	4,465,000	4,330,415
10/14/2055	5.000%	1,840,000	1,824,649
Total Residential Mortgage-Backed Securities - Agency (Cost $13,794,047)			13,750,961

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $36,687)	42,950

Put Option Contracts Purchased 0.5%

(Cost $1,665,641)	1,332,830

Money Market Funds 6.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(a),(d)	16,214,859	16,209,994
Total Money Market Funds (Cost $16,206,308)		16,209,994
Total Investments in Securities (Cost: $210,743,276)		265,775,524
Other Assets & Liabilities, Net		(11,345,421)
Net Assets		254,430,103
At September 30, 2025, securities and/or cash totaling $2,593,371 were pledged as collateral.

Variable Portfolio – Managed Risk Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk Fund, September 30, 2025 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
300,000 NZD	175,898 USD	Barclays	10/08/2025	1,930	—
3,250,000 SEK	347,122 USD	Barclays	10/08/2025	1,762	—
392,572 USD	290,000 GBP	Barclays	10/08/2025	—	(2,537)
132,939 USD	1,250,000 SEK	Barclays	10/08/2025	—	(108)
70,000 EUR	82,194 USD	Citi	10/08/2025	—	(22)
2,250,000 NOK	224,388 USD	Citi	10/08/2025	—	(1,083)
1,098,323 USD	1,515,000 CAD	Citi	10/08/2025	—	(9,382)
1,637,264 USD	16,700,000 NOK	Citi	10/08/2025	36,228	—
197,787 USD	300,000 AUD	Goldman Sachs International	10/08/2025	741	—
157,943 USD	1,500,000 SEK	Goldman Sachs International	10/08/2025	1,454	—
200,000 EUR	235,399 USD	HSBC	10/08/2025	497	—
1,075,000 EUR	1,258,911 USD	HSBC	10/08/2025	—	(3,685)
2,135,000 NZD	1,264,571 USD	HSBC	10/08/2025	26,497	—
599,159 USD	825,000 CAD	HSBC	10/08/2025	—	(6,171)
201,267 USD	150,000 GBP	HSBC	10/08/2025	475	—
475,659 USD	350,000 GBP	HSBC	10/08/2025	—	(4,927)
302,023 USD	3,000,000 NOK	HSBC	10/08/2025	—	(1,395)
640,000 AUD	415,743 USD	Morgan Stanley	10/08/2025	—	(7,783)
475,000 CAD	343,982 USD	Morgan Stanley	10/08/2025	2,565	—
50,000 CHF	63,191 USD	Morgan Stanley	10/08/2025	332	—
10,000 CHF	12,550 USD	Morgan Stanley	10/08/2025	—	(21)
275,000 NZD	163,970 USD	Morgan Stanley	10/08/2025	4,499	—
2,000,000 SEK	213,391 USD	Morgan Stanley	10/08/2025	861	—
126,797 USD	175,000 CAD	Morgan Stanley	10/08/2025	—	(1,011)
88,033 USD	13,000,000 JPY	Morgan Stanley	10/08/2025	—	(66)
386,487 USD	650,000 NZD	Morgan Stanley	10/08/2025	—	(9,556)
63,726 USD	600,000 SEK	Morgan Stanley	10/08/2025	32	—
150,000 AUD	97,918 USD	UBS	10/08/2025	—	(1,346)
2,280,000 CHF	2,844,403 USD	UBS	10/08/2025	—	(21,956)
750,000 NOK	74,982 USD	UBS	10/08/2025	—	(175)
725,000 NZD	426,243 USD	UBS	10/08/2025	5,820	—
428,289 USD	650,000 AUD	UBS	10/08/2025	1,854	—
199,780 USD	300,000 AUD	UBS	10/08/2025	—	(1,252)
199,339 USD	275,000 CAD	UBS	10/08/2025	—	(1,677)
438,927 USD	325,000 GBP	UBS	10/08/2025	—	(1,819)
250,000 AUD	162,673 USD	Wells Fargo	10/08/2025	—	(2,767)
650,000 CAD	466,613 USD	Wells Fargo	10/08/2025	—	(590)
500,000 EUR	588,312 USD	Wells Fargo	10/08/2025	1,058	—
30,000 GBP	40,294 USD	Wells Fargo	10/08/2025	—	(54)
2,000,000 NOK	200,575 USD	Wells Fargo	10/08/2025	156	—
80,000 NZD	46,269 USD	Wells Fargo	10/08/2025	—	(122)
2,250,000 SEK	242,509 USD	Wells Fargo	10/08/2025	3,414	—
13,800,000 SEK	1,446,086 USD	Wells Fargo	10/08/2025	—	(20,367)
755,633 USD	1,150,000 AUD	Wells Fargo	10/08/2025	5,391	—
236,489 USD	175,000 GBP	Wells Fargo	10/08/2025	—	(1,123)
2,632,187 USD	387,000,000 JPY	Wells Fargo	10/08/2025	—	(13,469)
Total				95,566	(114,464)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	4	10/2025	EUR	315,800	—	(879)
IBEX 35 Index	1	10/2025	EUR	155,081	1,202	—
MSCI Singapore Index	9	10/2025	SGD	402,615	398	—
S&P 500 Index E-mini	21	12/2025	USD	7,075,688	101,818	—
Variable Portfolio – Managed Risk Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk Fund, September 30, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P/TSX 60 Index	6	12/2025	CAD	2,127,360	30,263	—
U.S. Long Bond	8	12/2025	USD	932,750	9,890	—
U.S. Treasury 2-Year Note	19	12/2025	USD	3,959,570	5,775	—
U.S. Treasury 2-Year Note	2	12/2025	USD	416,797	—	(42)
U.S. Treasury 5-Year Note	26	12/2025	USD	2,839,078	5,532	—
U.S. Treasury 5-Year Note	2	12/2025	USD	218,391	—	(394)
U.S. Treasury Ultra Bond	8	12/2025	USD	960,500	7,906	—
Total					162,784	(1,315)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(28)	12/2025	EUR	(1,551,480)	—	(40,734)
FTSE 100 Index	(15)	12/2025	GBP	(1,411,125)	—	(15,835)
FTSE/MIB Index	(3)	12/2025	EUR	(637,410)	4,621	—
OMXS30 Index	(13)	10/2025	SEK	(3,464,500)	—	(2,508)
Russell 2000 Index E-mini	(15)	12/2025	USD	(1,841,625)	—	(29,475)
S&P 500 Index E-mini	(15)	12/2025	USD	(5,054,063)	—	(51,328)
SPI 200 Index	(1)	12/2025	AUD	(221,825)	805	—
TOPIX Index	(2)	12/2025	JPY	(62,820,000)	—	(77)
U.S. Treasury 10-Year Note	(10)	12/2025	USD	(1,125,000)	3,590	—
Total					9,016	(139,957)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	1,337,692	2	6,670.00	12/19/2025	36,687	42,950

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	27,422,686	41	5,200.00	12/18/2026	627,078	494,665
S&P 500 Index	Morgan Stanley	USD	20,065,380	30	5,400.00	12/18/2026	448,426	427,650
S&P 500 Index	Morgan Stanley	USD	24,747,302	37	5,100.00	12/18/2026	590,137	410,515
Total							1,665,641	1,332,830

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(1,337,692)	(2)	6,670.00	12/19/2025	(37,073)	(29,760)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America Investment Grade Index, Series 45	Morgan Stanley	12/20/2030	1.000	Quarterly	0.523	USD	6,000,000	(1,188)	—	—	—	(1,188)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Variable Portfolio – Managed Risk Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Risk Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	18,848,676	36,187,435	(38,824,647)	(1,470)	16,209,994	—	(343)	534,506	16,214,859
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	16,205,506	258,676	(538,247)	1,372,164	17,298,099	—	427,073	—	137,779
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	34,092,251	2,687,249	(2,114,471)	1,304,728	35,969,757	—	(507,557)	1,878,729	4,221,802
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	16,547,346	383,032	(3,304,696)	4,414,821	18,040,503	—	85,742	357,340	1,055,617
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	16,184,297	273,478	(726,375)	1,399,891	17,131,291	—	327,181	—	657,379
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	36,598,740	3,112,965	(1,705,325)	514,496	38,520,876	—	(219,481)	2,002,869	3,991,801
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	53,512,100	398,436	(2,000,674)	5,448,697	57,358,559	—	1,085,550	—	1,109,664
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	21,900,089	1,570,933	(2,713,041)	3,598,167	24,356,148	962,590	(178,191)	353,423	1,972,158
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	2,463,131	181,449	(40,487)	161,104	2,765,197	—	1,596	—	75,573
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	2,468,943	235,516	(54,755)	101,311	2,751,015	—	2,661	—	67,742
Total	218,821,079			18,313,909	230,401,439	962,590	1,024,231	5,126,867

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2025.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Variable Portfolio – Managed Risk Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7043_12_D01_(11/25)